Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2023
Statutory Reserves and Restricted Net Assets
Statutory Reserves and Restricted Net Assets

22.  Statutory Reserves and Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s entities and the VIE subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated under U.S. GAAP amounted to US$392,612 and US$408,641 as of December 31, 2022 and 2023. There are no significant differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and the VIE to satisfy any obligations of the Company.

For the year ended December 31, 2023, the Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets exceeded 25% of the consolidated net assets of the Company as of December 31, 2023 and the condensed financial information of the Company (referred to as the “Parent Company” below) are required to be presented.

Condensed Financial Information of the Parent Company

(All amounts in US$ thousands (“US$”), except for share and per share data, unless otherwise noted)

Balance Sheet

	As of December 31,
	2022	2023
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	4,685	21,393
Amounts due from subsidiaries	318,017	287,668
Prepayments and other current assets	596	785
Total current assets	323,298	309,846
Non-current assets:
Investment in subsidiaries and VIE	651,044	669,084
Total non-current assets	651,044	669,084
Total assets	974,342	978,930
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities
Accruals and other current liabilities	5,171	4,474
Other non-current liabilities	7,004	3,891
Total liabilities	12,175	8,365
Shareholders’ equity:
Ordinary shares (US$0.00005 par value; nil shares authorized, issued and outstanding as of December 31, 2022 and 2023, respectively)	—	—
Class A ordinary shares (US$0.00005 par value; 800,000,000 and 800,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 499,146,560 and 504,387,299 shares issued as of December 31, 2022 and 2023, respectively; 473,550,229 and 487,591,968 shares outstanding as of December 31, 2022 and 2023, respectively)	25	25
Class B ordinary shares (US$0.00005 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 79,400,000 and 70,205,300 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	4	4
Treasury stock (US$0.00005 par value; 25,596,331 and 16,795,331 shares as of December 31, 2022 and 2023, respectively)	(86,438)	(53,630)
Additional paid-in capital	1,584,764	1,616,105
Accumulated other comprehensive loss	(22,115)	(17,091)
Accumulated deficit	(514,073)	(574,848)
Total shareholders’ equity	962,167	970,565
Total liabilities and shareholders’ equity	974,342	978,930

Statement of Comprehensive Loss

	Year Ended December 31,
	2021	2022	2023
Operation expense
General and administrative expenses	(2,927)	(3,013)	(4,212)
Share of loss of subsidiaries and VIE	(174,455)	(146,417)	(59,372)
Total operating expenses	(177,382)	(149,430)	(63,584)
Other non-operating income, net	1,958	2,904	3,113
Financial income, net	—	197	238
Foreign exchange gain/(loss)	—	154	(82)
Loss before income tax expense	(175,424)	(146,175)	(60,315)
Net loss	(175,424)	(146,175)	(60,315)

Net loss attributable to ordinary shareholders	(175,424)	(146,175)	(60,315)

Net loss	(175,424)	(146,175)	(60,315)
Other comprehensive income/(loss)
Foreign currency translation	1,482	(14,942)	(2,722)
Transfer out of fair value changes of long-term investments	—	—	15,537
Changes in fair value of long-term investments	357	(9,493)	(7,791)
Total comprehensive loss	(173,585)	(170,610)	(55,291)

Statement of Cash Flows

	As of December 31,
	2021	2022	2023
Net cash generated from/(used in) operating activities	11,255	(1,408)	(3,478)
Advance to, and investment in subsidiaries	(1,037,244)	—	(7,940)
Proceeds from subsidiaries	—	28,842	30,349
Net cash (used in)/generated from investing activities	(1,037,244)	28,842	22,409
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance	904,732	—	—
Payment for repurchase and cancellation of ordinary shares	(64,000)	(48,678)	(3,339)
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance	—	9,057	—
Proceeds from issuance of ordinary shares prior to Initial Public Offering	200,000	—	—
Proceeds from exercise of share options	1,070	1,039	1,187
Payments of deferred offering costs	—	—	(71)
Net cash generated from/(used in) financing activities	1,041,802	(38,582)	(2,223)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	—	—	—
Net increase/(decrease) in cash and cash equivalents	15,813	(11,148)	16,708
Cash and cash equivalents at the beginning of the year	20	15,833	4,685
Cash and cash equivalents at the end of the year	15,833	4,685	21,393